POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)
The following table shows the changes in the present value of the defined benefit obligation and the fair value of plan assets as at December 31, 2017:

	Defined benefit pension plan		Post-retirement plan
(US$ MILLIONS)	2017	2016	2017	2016
Changes in defined benefit obligation
Defined benefit obligation at beginning of year	$162	$165	$29	$30
Service cost	1	1	—	(1)
Interest cost	6	6	1	2
Foreign currency exchange changes	—	(1)	(1)	1
Actuarial gain due to financial assumption changes	6	4	—	—
Actuarial gain due to demographic assumption changes	(1)	(2)	—	—
Actuarial experience adjustments	(1)	(1)	(2)	(1)
Benefits paid	(9)	(10)	1	(2)
Defined benefit obligation at end of year	$164	$162	$28	$29

Changes in fair value of plan assets
Fair value of plan assets at beginning of year	$(116)	$(108)	$—	$—
Interest income	(4)	(4)	—	—
Return on plan assets (excluding interest income)	(9)	(5)	—	—
Employer contributions	(7)	(9)	—	—
Employer direct settlements	—	(1)	(2)	(1)
Benefits paid from employer	1	1	2	1
Benefits paid from plan assets	8	9	—	—
Administrative expenses paid from plan assets	1	1	—	—
Fair value of plan assets at year end	$(126)	$(116)	$—	$—
Net liability at end of year	$38	$46	$28	$29
The following table summarizes the defined benefit obligation and the fair value of plan assets by geography as at December 31, 2017:

(US$ MILLIONS)	United States	Canada	Other	Total
Defined benefit pension plan
Defined benefit obligation	$140	$4	$20	$164
Fair value of plan assets	(110)	(3)	(13)	(126)
Net liability	$30	$1	$7	$38

Post-retirement plan
Defined benefit obligation at end of year	$9	$13	$6	$28
Net liability	$9	$13	$6	$28
The following table summarizes the defined benefit obligation and the fair value of plan assets by geography as at December 31, 2016:

(US$ MILLIONS)	United States	Canada	Other	Total
Defined benefit pension plan
Defined benefit obligation	$140	$4	$18	$162
Fair value of plan assets	(101)	(3)	(12)	(116)
Net liability	$39	$1	$6	$46

Post-retirement plan
Defined benefit obligation at end of year	$11	$14	$4	$29
Net liability	$11	$14	$4	$29
Amounts recognized in respect of these defined benefit and post-retirement plans during the year are as follows:

	Defined benefit pension plan		Post-retirement plan
(US$ MILLIONS)	2017	2016	2017	2016
Amounts recognized in profit and loss
Current service cost	$1	$1	$—	$—
Net interest expense	2	2	1	1
Administrative expense	1	1	—	—
Total expense recognized in profit and loss	$4	$4	$1	$1

Amounts recognized in other comprehensive income
Return on plan assets (excluding amounts included in net interest expense)	$(7)	$(6)	$—	$—
Actuarial gains and losses arising from changes in demographic assumptions	(1)	(2)	—	—
Actuarial gains and losses arising from changes in financial assumptions	6	4	—	—
Actuarial gains and losses arising from experience adjustments	(1)	(1)	(2)	(1)
Total expense (gain) recognized in other comprehensive income	$(3)	$(5)	$(2)	$(1)
Total expense (gain) recognized in comprehensive income	$1	$(1)	$(1)	$—

Disclosure of fair value of plan assets
The following table summarizes the fair value of plan assets by category as at December 31, 2017:

(US$ MILLIONS)	Level 1	Level 2 (1)	Level 3 (2)	Total
Cash and cash equivalents	$2	$—	$—	$2
Equity instruments	1	18	—	19
Debt instruments	2	90	—	92
Investment funds	—	—	—	—
Fixed insurance contracts	—	—	13	13
Total plan assets	$5	$108	$13	$126
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(1)	Level 2 assets represent the net asset value of the underlying assets held by the investment fund. The assets are valued by the fund administrator.

(2)
Level 3 assets consist of insurance rights and equity and debt instruments pooled in an actively invested collective profit sharing arrangement with other third-party employers. The assets are valued using non-observable inputs by the plan administrator.

Disclosure of defined benefit plans and significant assumptions
The significant actuarial assumptions adopted are as follows:
Defined benefit plan

Discount rate	3.2% to 3.5%
Rate of compensation increase	1.6%
Post-retirement plan

Discount rate	3.5% to 5.1%
Health care cost trend on covered charges:
Immediate trend rate	6.9% to 8.5%
Ultimate trend rate	5.0% to 6.2%

Disclosure of sensitivity analysis for actuarial assumptions
The following table presents a sensitivity analysis of each assumption with the related impact on these liabilities as at December 31, 2017:

(US$ MILLIONS)	Percentage increase	Impact on liability	Percentage decrease	Impact on liability
Defined benefit pension plan
Discount rate	0.25% to 1%	$(5)	0.25% to 1%	$5
Rate of compensation increase	0.5%	1	0.5%	(1)

Post-retirement plan
Discount rate	0.25% to 1%	$(2)	0.25% to 1%	$2
Health care cost trend rates	0.5% to 1%	1	0.5% to 1%	(1)

Disclosure of future planned benefit payments under post-employment benefit plans
The following table summarizes future planned benefit payments under our defined benefit and post-retirement plans as at December 31, 2017:

(US$ MILLIONS)	Defined benefit pension plan	Post-retirement plan
2018	$10	$2
2019	10	2
2020	10	2
2021	10	2
2022	10	2
Thereafter	52	13
Total	$102	$23